FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets:
Available-for-sale Securities	$ 119,975	$ 199,594
Recurring Basis [Member]
Assets:
Available-for-sale Securities	119,975
Interest rate/currency swap contracts - long term receivables	0
Total assets	119,975
Liabilities:
Floating rate NOK bonds due 2017	66,006
Floating rate NOK bonds due 2019	83,170
Interest rate/ currency swap contracts – long-term payables	129,165
Total liabilities	650,846
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available-for-sale Securities	119,975
Total assets	119,975
Liabilities:
Floating rate NOK bonds due 2017	66,006
Floating rate NOK bonds due 2019	83,170
Total liabilities	521,681
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Interest rate/currency swap contracts - long term receivables	0
Total assets	0
Liabilities:
Interest rate/ currency swap contracts – long-term payables	129,165
Total liabilities	129,165
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available-for-sale Securities	0
Total assets	0
Liabilities:
Total liabilities	$ 0
Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Stated interest rate	3.25%
Senior Unsecured Convertible Bonds Due 2018 [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	$ 372,505
Senior Unsecured Convertible Bonds Due 2018 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	$ 372,505